SHORT-TERM DEBT AND LONG-TERM DEBT - Loans and financing (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 9,774,752	R$ 9,808,021
Current	897,295	697,049
Non-current	8,877,457	9,110,972
Ten/Thirty Year Bonds
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	7,514,045	8,994,067
Other loans
SHORT-TERM DEBT AND LONG-TERM DEBT
Total	R$ 2,260,707	R$ 813,954